Accounting policies (Tables)	3 Months Ended
Mar. 31, 2023
Accounting policies [Abstract]
Description of nature of accounting errors in prior periods	The effects on the condensed consolidated statement of cash flows for the three months ended March 31, 2022 are shown in the tables below.

	three months ended March 31, 2022
	As originally reported	Adjustment	As restated
	£’000	£’000	£’000
Foreign exchange gain	(59)	(7,725)	(7,784)
Net cash flows used in operating activities	(7,920)	(7,725)	(15,645)
Net decrease in cash and cash equivalents	(14,905)	(7,725)	(22,630)
Exchange gain on cash and cash equivalents	34	7,725	7,759
Cash and cash equivalents at the beginning of the period	562,173	—	562,173
Cash and cash equivalents at the end of the period	547,302	—	547,302